Supplemental Information	12 Months Ended
Dec. 31, 2021
Additional Information1 [Abstract]
Supplemental Information	SUPPLEMENTAL INFORMATION
Changes in Non-Cash Working Capital Items

	Years Ended December 31
	2021	2020
Trade and other receivables	$(65,932)	$66,285
Trade and other payables	34,737	(51,499)
	$(31,195)	$14,786
Changes in non-cash working capital related to:
Operating activities	$(26,582)	$48,758
Investing activities	(2,797)	(32,031)
Foreign currency translation on non-cash working capital	(1,816)	(1,941)
	$(31,195)	$14,786

Income Statement Presentation

Baytex's consolidated statements of income or loss and comprehensive income or loss are prepared primarily according to the nature of expense, with the exception of employee compensation costs which are included in both operating expense and general and administrative expense line items.

The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2021	2020
Operating	$11,053	$9,065
General and administrative	29,538	22,802
Total employee compensation costs	$40,591	$31,867